Nov. 06, 2017
Direxion Daily Consumer Staples Bear 3X Shares
Direxion Daily Consumer Staples Bear 3X Shares
DIREXION SHARES ETF TRUST Supplement dated November 6, 2017 to the Summary Prospectuses and Prospectuses dated February 28, 2017, as last supplemented for each series of the Direxion Shares ETF Trust

Effective November 6, 2017, the following risk is added to the “Principal Investment Risks” section of each Fund’s Summary Prospectus and the “Additional Information Regarding Principal Risks” section of the Statutory Prospectus.

Securities Lending Risk. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities, a decline in the value of any investments made with cash collateral, or a “gap” between the return on cash collateral reinvestments and any fees the Fund has agreed to pay a borrower. These events could also trigger adverse tax consequences for the Fund.

* * * * * For more information, please contact the Funds at (866) 476-7523. Please retain a copy of this Supplement with your Prospectus.